SCHEDULE OF RECONCILIATIONS OF INCOME TAX EXPENSES (BENEFITS) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Loss before income tax expenses	$ (69,005)	$ (98,501)	$ (111,518)
Income tax benefits computed at the PRC statutory income tax rate of 25%	(17,251)	(24,625)	(27,880)
Use of NOL
Exempted revenue on tax			(6)
Effect of additional deduction for qualified R&D expenses	(563)	(2,040)	(2,222)
Effect of changes in asset value	640	1,711	1,068
Non-deductible expenses	73	154	5,657
Changes in valuation allowance and others	17,101	24,800	23,383
Income tax expenses